As filed with the Securities and Exchange Commission on July 3, 2003

                                             1940 Act Registration No. 811-07695
                                                     1933 Act File No. 333-07595

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

         Pre-Effective Amendment No.                                         [ ]
                                            ------------
         Post-Effective Amendment No.            11                          [X]
                                            ------------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

         Amendment No.                         12                            [X]
                                            ----------

                        (Check appropriate box or boxes)

                           HENNESSY MUTUAL FUNDS, INC.
                          ----------------------------
               (Exact Name of Registrant as Specified in Charter)

        The Courtyard Square 750 Grant Avenue Suite 100 Novato, CA 94945
        ----------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 966-4354
               Registrant's Telephone Number, Including Area Code

                                    Copy to:

                                Neil J. Hennessy
                             Hennessy Advisors, Inc.
                              The Courtyard Square
                                750 Grant Avenue
                                    Suite 100
                                Novato, CA 94945

                                Richard L. Teigen
                                 Foley & Lardner
                            777 East Wisconsin Avenue
                           Milwaukee, Wisconsin 53202
                     (Name and Address of Agent for Service)

                 As soon as practicable after this Registration
                        Statement is declared effective.

                 (Approximate Date of Proposed Public Offering)

     It is proposed that this filing will become effective (check appropriate box):

[X]  immediately upon filing pursuant to paragraph (b).
[ ]  on (date) pursuant to paragraph (b).
[ ]  60 days after filing pursuant to paragraph (a)(1).
[ ]  on (date) pursuant to paragraph (a)(1).
[ ]  75 days after filing pursuant to paragraph (a)(2).
[ ]  on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.




                                EXPLANATORY NOTE
        Designation of New Effective Date for Previously Filed Amendment


Post-Effective Amendment No. 10 (the "Amendment") was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 on April 22, 2003 and pursuant to Rule 485(a)(1) would be come effective on July 7, 2003.

This   Post-Effective   Amendment  No.  11  is  being  filed  pursuant  to  Rule
485(b)(1)(iii) for the sole purpose of designating July 22, 2003 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 11 incorporates by reference the information contained in Parts A, B and C of the Amendment.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 3rd day of July, 2003.


                           HENNESSY MUTUAL FUNDS, INC.
                                  (Registrant)

By: /s/  Neil J. Hennessy
   ------------------------------------
   Neil J. Hennessy, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


Name                           Title                               Date
----                           -----                               ----

/s/  Neil J. Hennessy          President and Treasurer             July 3, 2003
----------------------         (Principal Executive, Financial
Neil J. Hennessy               and Accounting Officer) and a
                               Director

/s/  Robert T. Doyle *         Director                            July 3, 2003
----------------------
Robert T. Doyle

/s/  J. Dennis DeSousa *       Director                            July 3, 2003
------------------------
J. Dennis DeSousa

/s/  Harry F. Thomas *         Director                            July 3, 2003
----------------------
Harry F. Thomas